Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and cash equivalents	£ 5,055	£ 5,971	£ 5,227	£ 2,836	£ 10,057	£ 7,546
Trade receivables				329	33
Other receivables		282		301	394
Total financial assets		6,253		3,466	10,484
Trade payables		314		339	485
Other payables		7		17	5
Accruals		857		817	546
Borrowings		464		624	766
Total financial liabilities – amortised cost		1,642		1,797	1,802
Equity settled derivative financial liability	£ 1,159	£ 4,160		£ 85	£ 553	£ 1,559